Trade Receivables and Accrued Income - Summary of Trade Receivables and Accrued Income (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables And Accrued Income [Line Items]
Trade receivables and accrued revenue	₺ 2,848,572	₺ 3,289,904
Trade receivables and accrued income [member]
Trade Receivables And Accrued Income [Line Items]
Receivables from subscribers	1,369,948	1,223,183
Undue assigned contracted receivables	347,596	1,215,314
Accrued revenue	632,631	558,169
Accounts and notes receivable	498,397	293,238
Trade receivables and accrued revenue	₺ 2,848,572	₺ 3,289,904